PGIM INVESTMENTS LLC

655 Broad Street

Newark, New Jersey 07102

June 25, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: 497 Filing for

Prudential Investment Portfolios, Inc. (Registration numbers 033-61997 and 811-07343)

PGIM Balanced Fund

PGIM Jennison Equity Opportunity Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3 (Registration numbers 333-95849 and 811-09805)

PGIM Global Dynamic Bond Fund

PGIM Jennison Focused Growth Fund

PGIM QMA Global Tactical Allocation Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

PGIM Strategic Bond Fund

Prudential Investment Portfolios 4 (Registration numbers 033-10649 and 811-04930)

PGIM Muni High Income Fund

Prudential Investment Portfolios 5 (Registration numbers 333-82621 and 811-09439)

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

Prudential Investment Portfolios 6 (Registration numbers 002-91215 and 811-04024)

PGIM California Muni Income Fund

Prudential Investment Portfolios 7 (Registration numbers 033-09269 and 811-04864)

PGIM Jennison Value Fund

Prudential Investment Portfolios 8 (Registration numbers 033-48066 and 811-06677)

PGIM QMA Stock Index Fund

Prudential Investment Portfolios 9 (Registration numbers 333-66895 and 811-09101)

PGIM Absolute Return Bond Fund

PGIM International Bond Fund

PGIM QMA Large-Cap Core Equity Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

Prudential Investment Portfolios, Inc. 10 (Registration numbers 333-119741 and 811-08085)

PGIM Jennison Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12 (Registration numbers 333-42705 and 811-08565)

PGIM Global Real Estate Fund

PGIM Jennison Technology Fund

PGIM QMA Large-Cap Core Equity PLUS Fund

PGIM QMA Long-Short Equity Fund

PGIM Short Duration Muni High Income Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14 (Registration numbers 002-82976 and 811-03712)

PGIM Floating Rate Income Fund

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15 (Registration numbers 002-63394 and 811-02896)

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

Prudential Investment Portfolios 16 (Registration numbers 333-60561 and 811-08915)

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17 (Registration numbers 033-55441 and 811-07215)

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18 (Registration numbers 333-43491 and 811-08587)

PGIM Jennison 20/20 Focus Fund

PGIM Jennison MLP Fund

Prudential Global Total Return Fund, Inc. (Registration numbers 033-63943 and 811-04661)

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential Government Money Market Fund, Inc. (Registration numbers 333-112406 and 811-02619)

PGIM Government Money Market Fund

Prudential Jennison Blend Fund, Inc. (Registration numbers 002-75128 and 811-03336)

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc. (Registration numbers 333-11785 and 811-07811)

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc. (Registration numbers 033-15166 and 811-05206)

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc. (Registration numbers 002-68723 and 811-03084)

PGIM Jennison Small Company Fund

Prudential National Muni Fund, Inc. (Registration numbers 002-66407 and 811-02992)

PGIM National Muni Fund

Prudential Sector Funds, Inc. (Registration numbers 002-72097 and 811-03175)

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc. (Registration numbers 033-22363 and 811-05594)

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc. (Registration numbers 002-89725 and 811-03981)

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM QMA International Equity Fund

The Target Portfolio Trust (Registration numbers 033-50476 and 811-07064)

PGIM Core Bond Fund

PGIM Corporate Bond Fund

PGIM QMA Small-Cap Value Fund (each, a “Fund” and collectively, the “Funds”)

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a Supplement dated June 18, 2019 (SEC accession number 0001683863-19-001356), for the Funds listed above. The purpose of the filing is to submit the 497 filing dated June 18, 2019 in XBRL.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-8982.

Sincerely,

/s/ Diana Huffman
Diana Huffman Assistant Secretary